Credit Risk Profile by Region IFRS 9 (Detail) - IFRS 9 [Member] € in Millions	Dec. 31, 2018 EUR (€)
Total countries [Domain Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	€ 949,227
Total countries [Domain Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	404,537
Debt securities	5,199
Repo and repo-style transactions	11,618	[1],[2]
Total countries [Domain Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	11,462
OTC derivatives	27,417
Debt securities	92,664
Repo and repo-style transactions	68,752	[1]
Total countries [Domain Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	12,741
Total countries [Domain Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	5,092
Debt securities	44,993
Repo and repo-style transactions	1,097	[1],[3]
Total countries [Domain Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	212,049
Total countries [Domain Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	51,605
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	553,638
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	293,979
Debt securities	4,467
Repo and repo-style transactions	4,394	[1],[2]
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	3,829
OTC derivatives	16,390
Debt securities	36,459
Repo and repo-style transactions	14,342	[1]
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	9,905
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,785
Debt securities	24,922
Repo and repo-style transactions	316	[1],[3]
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	111,675
Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	31,174
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	303,352
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	207,429
Debt securities	1,443
Repo and repo-style transactions	925	[1],[2]
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	497
OTC derivatives	1,403
Debt securities	6,685
Repo and repo-style transactions	899	[1]
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	304
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	390
Debt securities	9,597
Repo and repo-style transactions	2	[1],[3]
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	61,587
Germany [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	12,193
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	46,608
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	5,553
Debt securities	182
Repo and repo-style transactions	966	[1],[2]
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	671
OTC derivatives	5,766
Debt securities	14,552
Repo and repo-style transactions	4,379	[1]
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,331
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	278
Debt securities	2,499
Repo and repo-style transactions	0	[1],[3]
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	7,304
UK [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	3,127
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	20,157
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,415
Debt securities	714
Repo and repo-style transactions	0	[1],[2]
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	123
OTC derivatives	826
Debt securities	3,061
Repo and repo-style transactions	3,681	[1]
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	212
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	81
Debt securities	1,559
Repo and repo-style transactions	0	[1],[3]
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	5,025
France [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,460
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	29,796
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,543
Debt securities	167
Repo and repo-style transactions	89	[1],[2]
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	533
OTC derivatives	933
Debt securities	1,332
Repo and repo-style transactions	1,206	[1]
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	6,920
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	41
Debt securities	3,474
Repo and repo-style transactions	0	[1],[3]
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	6,682
Luxembourg [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	875
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	35,563
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	21,363
Debt securities	249
Repo and repo-style transactions	578	[1],[2]
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	373
OTC derivatives	1,174
Debt securities	2,707
Repo and repo-style transactions	1,040	[1]
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	99
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Debt securities	1,146
Repo and repo-style transactions	0	[1],[3]
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	3,417
Italy [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	3,416
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	25,130
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,968
Debt securities	592
Repo and repo-style transactions	0	[1],[2]
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	125
OTC derivatives	1,984
Debt securities	1,785
Repo and repo-style transactions	179	[1]
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	41
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	384
Debt securities	1,219
Repo and repo-style transactions	0	[1],[3]
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	9,384
Netherlands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,470
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	27,504
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	16,729
Debt securities	168
Repo and repo-style transactions	379	[1],[2]
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	320
OTC derivatives	931
Debt securities	2,146
Repo and repo-style transactions	529	[1]
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	57
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	67
Debt securities	504
Repo and repo-style transactions	0	[1],[3]
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,507
Spain [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	3,167
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	13,370
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	5,792
Debt securities	91
Repo and repo-style transactions	0	[1],[2]
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	230
OTC derivatives	772
Debt securities	920
Repo and repo-style transactions	1,277	[1]
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	324
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	166
Debt securities	215
Repo and repo-style transactions	0	[1],[3]
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	3,430
Ireland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	153
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	14,139
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	5,960
Debt securities	40
Repo and repo-style transactions	112	[1],[2]
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	31
OTC derivatives	251
Debt securities	560
Repo and repo-style transactions	316	[1]
Switzerland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	127
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	208
Debt securities	119
Repo and repo-style transactions	0	[1],[3]
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	3,996
Switzerland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,419
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	6,144
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	3,135
Debt securities	0
Repo and repo-style transactions	0	[1],[2]
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
OTC derivatives	53
Debt securities	130
Repo and repo-style transactions	0	[1]
Poland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	5
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Debt securities	2,387
Repo and repo-style transactions	0	[1],[3]
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	301
Poland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	132
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	4,935
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	988
Debt securities	139
Repo and repo-style transactions	0	[1],[2]
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	2
OTC derivatives	264
Debt securities	542
Repo and repo-style transactions	0	[1]
Belgium [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	53
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	84
Debt securities	481
Repo and repo-style transactions	0	[1],[3]
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,986
Belgium [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	395
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	26,938
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	9,104
Debt securities	682
Repo and repo-style transactions	1,344	[1],[2]
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	924
OTC derivatives	2,033
Debt securities	2,038
Repo and repo-style transactions	836	[1]
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	431
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	85
Debt securities	1,724
Repo and repo-style transactions	315	[1],[3]
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	6,057
Other Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,366
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	280,306
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	65,716
Debt securities	237
Repo and repo-style transactions	1,942	[1],[2]
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,383
OTC derivatives	8,011
Debt securities	34,356
Repo and repo-style transactions	45,548	[1]
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,365
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,311
Debt securities	14,491
Repo and repo-style transactions	0	[1],[3]
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	91,672
North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	9,274
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	241,186
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	53,195
Debt securities	220
Repo and repo-style transactions	1,275	[1],[2]
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,036
OTC derivatives	6,196
Debt securities	33,112
Repo and repo-style transactions	30,428	[1]
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,358
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,209
Debt securities	13,915
Repo and repo-style transactions	0	[1],[3]
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	85,445
US [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	8,797
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	20,937
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,562
Debt securities	0
Repo and repo-style transactions	655	[1],[2]
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	55
OTC derivatives	756
Debt securities	631
Repo and repo-style transactions	14,094	[1]
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	7
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Debt securities	9
Repo and repo-style transactions	0	[1],[3]
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,151
Cayman Islands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	17
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	7,707
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	2,181
Debt securities	0
Repo and repo-style transactions	0	[1],[2]
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	48
OTC derivatives	828
Debt securities	419
Repo and repo-style transactions	847	[1]
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	102
Debt securities	556
Repo and repo-style transactions	0	[1],[3]
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,649
Canada [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	76
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	10,476
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,778
Debt securities	17
Repo and repo-style transactions	12	[1],[2]
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	244
OTC derivatives	232
Debt securities	194
Repo and repo-style transactions	178	[1]
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Debt securities	10
Repo and repo-style transactions	0	[1],[3]
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,427
Other North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	384
Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	98,632
Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	38,176
Debt securities	495
Repo and repo-style transactions	4,567	[1],[2]
Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,794
OTC derivatives	2,391
Debt securities	19,343
Repo and repo-style transactions	8,625	[1]
Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	471
Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	863
Debt securities	5,037
Repo and repo-style transactions	226	[1],[3]
Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	7,052
Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	9,591
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	14,545
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,682
Debt securities	63
Repo and repo-style transactions	2,752	[1],[2]
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	37
OTC derivatives	362
Debt securities	3,142
Repo and repo-style transactions	5,808	[1]
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	123
Debt securities	8
Repo and repo-style transactions	0	[1],[3]
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	334
Japan [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	236
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	9,366
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,224
Debt securities	0
Repo and repo-style transactions	19	[1],[2]
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	177
OTC derivatives	358
Debt securities	3,977
Repo and repo-style transactions	523	[1]
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	417
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	11
Debt securities	510
Repo and repo-style transactions	0	[1],[3]
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,016
Australia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	135
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	14,948
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	7,355
Debt securities	267
Repo and repo-style transactions	0	[1],[2]
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	188
OTC derivatives	115
Debt securities	2,172
Repo and repo-style transactions	79	[1]
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	18
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	3
Debt securities	1,849
Repo and repo-style transactions	61	[1],[3]
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	782
India [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	2,061
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	9,192
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,530
Debt securities	0
Repo and repo-style transactions	0	[1],[2]
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	60
OTC derivatives	399
Debt securities	2,124
Repo and repo-style transactions	614	[1]
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	18
Debt securities	0
Repo and repo-style transactions	0	[1],[3]
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	346
China [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,101
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	11,242
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	6,136
Debt securities	114
Repo and repo-style transactions	0	[1],[2]
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	238
OTC derivatives	192
Debt securities	1,403
Repo and repo-style transactions	325	[1]
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	109
Debt securities	671
Repo and repo-style transactions	0	[1],[3]
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,063
Singapore [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	992
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	6,746
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	4,026
Debt securities	0
Repo and repo-style transactions	0	[1],[2]
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	203
OTC derivatives	138
Debt securities	520
Repo and repo-style transactions	11	[1]
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	17
Debt securities	222
Repo and repo-style transactions	0	[1],[3]
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,023
Hong Kong [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	586
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	32,594
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	13,223
Debt securities	51
Repo and repo-style transactions	1,797	[1],[2]
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	893
OTC derivatives	827
Debt securities	6,006
Repo and repo-style transactions	1,266	[1]
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	37
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	582
Debt securities	1,777
Repo and repo-style transactions	165	[1],[3]
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,489
Other Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	4,480
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total	16,651
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans	6,667
Debt securities	0
Repo and repo-style transactions	714	[1],[2]
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	1,456
OTC derivatives	625
Debt securities	2,506
Repo and repo-style transactions	237	[1]
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans	0
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans	132
Debt securities	543
Repo and repo-style transactions	555	[1],[3]
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	1,651
Other countries [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet	€ 1,566

[1]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[2]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to EUR0 as of December 31, 2018
[3]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to EUR0 as of December 31, 2018.